UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2

 Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

          80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  2/28/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2013
Shares		Value

	COMMON STOCK - 65.9%
	AEROSPACE/DEFENSE - 1.6%
900	Lockheed Martin Corp. *	$ 79,200

	BANKS - 2.8%
1,500	Australia & New Zealand Banking Group Ltd.	44,101
1,500	National Australia Bank Ltd.	46,374
1,500	Westpac Banking Corp.	47,249
		137,724
	COMMERCIAL SERVICES - 5.8%
4,200	Convergys Corp.	69,678
200	Mastercard, Inc. - Cl. A *	103,564
700	Visa, Inc. - Cl. A * >	111,048
		284,290
	CONSUMER - 3.2%
1,000	Altria Group, Inc.	33,550
500	British American Tobacco PLC	52,140
1,600	Reynolds American, Inc. * >	69,888
		155,578
	ELECTRIC - 7.7%
3,500	GDF Suez	66,264
12,946	Iberdrola SA	64,153
1,400	Red Electrica Corp. SA	77,577
3,000	SSE PLC	65,820
25,000	Terna Rete Elettrica Nazionale SpA	104,665
		378,479
	GAS - 5.8%
10,000	Centrica PLC	53,424
4,000	Gas Natural SDG SA	79,470
8,500	National Grid PLC	94,084
12,000	Snam Rete Gas SpA	56,986
		283,964
	INSURANCE - 0.3%
1,000	Gjensidige Forsikring ASA	16,036

	INVESTMENT COMPANIES - 0.9%
3,000	THL Credit, Inc.	46,080

	MEDIA - 1.5%
1,800	Comcast Corp. * >	71,622

	MISCELLANEOUS MANUFACTURING - 1.2%
2,500	General Electric Co. * >	58,050

	OIL & GAS - 4.7%
4,500	Eni SpA	102,730
3,400	Seadrill Ltd.	124,678
		227,408

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Shares		Value

	OIL & GAS SERVICES - 0.6%
2,800	ProSafe SE	$ 28,237

	PHARMACEUTICALS - 1.9%
1,300	AstraZeneca PLC	59,072
800	GlaxoSmithKline PLC	35,224
		94,296
	REITS - 6.3%
5,000	Annaly Capital Management, Inc.	77,450
6,000	British Land Co. PLC	51,664
2,600	Hatteras Financial Corp.	69,394
2,300	Invesco Mortgage Capital, Inc.	48,346
2,100	Omega Healthcare Investors, Inc.	58,779
		305,633
	SAVINGS & LOANS - 1.4%
5,000	New York Community Bancorp, Inc.	67,500

	SEMICONDUCTORS - 1.3%
1,800	Microchip Technology, Inc.	65,646

	TELECOMMUNICATIONS - 13.7%
1,500	BCE, Inc. * >	67,605
2,200	CenturyLink, Inc.	76,274
5,000	Consolidated Communications Holdings, Inc.	84,000
6,000	Deutsche Telekom AG	64,541
3,000	Elisa OYJ	63,309
5,500	France Telecom SA	53,352
3,000	Telefonica Brasil SA	79,080
4,000	Telefonica SA	52,080
15,000	Telstra Corp. Ltd.	70,482
2,300	Vodafone Group PLC * >	57,822
		668,545
	TRANSPORTATION - 1.9%
2,500	Golar LNG Ltd. *	94,775

	WATER - 3.3%
4,100	Suez Environnement Co.	54,760
5,000	United Utilities Group PLC	55,912
4,100	Veolia Environnement SA	51,667
		162,339

	TOTAL COMMON STOCK (Cost - $3,101,350)	3,225,402

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Shares		Value

	PREFERRED STOCK - 20.1%
	BANKS - 6.5%
700	Bank of America Corp., 6.375%	$ 17,612
1,000	First Horizon National Corp., 6.200%	24,540
2,000	First Republic Bank, 5.625%	50,400
700	First Republic Bank, 6.200%	18,788
2,000	Goldman Sachs Group, Inc., 5.950%	50,020
700	PNC Financial Services Group, Inc., 6.125%	19,390
3,000	Regions Financial Corp., 6.375%	74,940
1,500	SunTrust Banks, Inc., 5.875%	37,500
1,000	TCF Financial Co., 6.450%	24,950
		318,140
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
700	Charles Schwab Corp., 6.000%	18,326
1,000	Discover Financial Services, 6.500%	25,460
1,400	Morgan Stanley Capital Trust III, 6.250%	35,028
		78,814
	ELECTRIC - 1.9%
2,000	Duke Energy Corp., 5.125%	50,100
1,000	NextEra Energy Capital Holdings, Inc., 5.125%	24,830
700	SCE Trust I, 5.625%	18,452
		93,382
	HAND/MACHINE TOOLS - 0.6%
1,000	Stanley Black & Decker, Inc., 5.750%	26,000

	INSURANCE - 1.6%
1,200	Argo Group U.S., Inc., 6.500%	30,036
1,000	ING Groep, 6.375%	24,650
1,000	Prudential Financial, Inc., 5.750%	25,180
		79,866
	INVESTMENT COMPANIES - 0.6%
1,200	Triangle Capital Corp., 6.375%	30,492

	REITS - 5.7%
1,500	Annaly Capital Management, Inc., 7.500%	37,605
1,000	CBL & Associates Properties, Inc., 6.625%	25,540
2,000	Colony Financial, Inc., 8.500%	53,640
1,200	Developers Diversified Realty, 6.500%	30,351
1,000	Entertainment Properties Trust, 6.625%	25,360
1,000	Public Storage, 5.200%	25,080
1,000	Monmouth Real Estate Invest Co., 7.875%	26,450
1,000	Urstadt Biddle Properties, 7.125%	27,080
1,000	Summit Hotel Properties, 7.875%	25,800
		276,906
	TELECOMMUNICATIONS - 1.6%
700	Qwest Corp., 7.000%	18,550
2,200	Qwest Corp., 7.000%	58,520
		77,070

	TOTAL PREFERRED STOCK (Cost - $969,888)	980,670

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Shares		Value

	MUTUAL FUNDS - 0.8%
	CLOSED-END FUNDS - 0.8%
5,000	Wells Fargo Advantage Global Dividend Opportunity Fund
	TOTAL MUTUAL FUNDS (Cost - $38,369)	$ 39,650

Contracts
	PURCHASED PUT OPTIONS **- 3.0%
15	Altria Group, Inc. ^
	Expiration June 2013, Exercise Price $33.00	1,950
35	Annaly Mortgage Management ^
	Expiration July 2013, Exercise Price $14.00	1,120
15	Annaly Mortgage Management ^
	Expiration July 2013, Exercise Price $15.00	1,065
13	AstraZeneca PLC ^
	Expiration July 2013, Exercise Price $47.50	3,770
15	Australia & New Zealand Banking Group Ltd. ^
	Expiration September 2013, Exercise Price $25.00	637
15	BCE, Inc. ^
	Expiration June 2013, Exercise Price $40.00	225
5	British America Tobacco ADR ^
	Expiration March 2013, Exercise Price $100.00	550
6	British Land Company plc ^
	Expiration March 2013, Exercise Price $520.00	-
10	Centrica PLC ^
	Expiration June 2013, Exercise Price $300.00	266
22	CenturyLink, Inc. ^
	Expiration July 2013, Exercise Price $34.00	3,960
19	Comcast Corp. ^
	Expiration July 2013, Exercise Price $39.00	3,363
50	Consolidated Communications ^
	Expiration July 2013, Exercise Price $17.50	8,000
40	Convergys Corp. ^
	Expiration July 2013, Exercise Price $17.50	6,000
65	Deutsche Telekom AG ^
	Expiration September 2013, Exercise Price $8.50	9,179
30	Elisa Oyj ^
	Expiration September 2013, Exercise Price $17.00	9,296
5	Eni SPA ^
	Expiration March 2013, Exercise Price $17.00	525
4	Eni SPA ^
	Expiration September 2013, Exercise Price $18.00	4,348
55	France Telecom SA ^
	Expiration September 2013, Exercise Price $8.00	7,767
35	GDF Suez ^
	Expiration September 2013, Exercise Price $15.00	7,871
25	General Electric Company ^
	Expiration March 2013, Exercise Price $22.00	175
8	GlaxoSmithKline PLC ADR ^
	Expiration May 2013, Exercise Price $43.00	800
25	Golar LNG Ltd. ^
	Expiration June 2013, Exercise Price $40.00	9,250
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Contracts		Value

	PURCHASED PUT OPTIONS **- 3.0% (Continued)
26	Hatteras Financial Corp. ^
	Expiration August 2013, Exercise Price $25.00	$ 2,340
23	Invesco Mortgage Capital ^
	Expiration April 2013, Exercise Price $20.00	805
40	iShares ^
	Expiration April 2013, Exercise Price $29.00	3,200
10	Lockheed Martin Corporation ^
	Expiration September 2013, Exercise Price $87.50	5,400
3	Mastercard, Inc. Cl. A ^
	Expiration July 2013, Exercise Price $500.00	5,700
25	Microchip Technology, Inc. ^
	Expiration July 2013, Exercise Price $37.00	5,875
15	National Australia Bank Ltd. ^
	Expiration September 2013, Exercise Price $25.50	392
3	National Grid PLC ^
	Expiration March 2013, Exercise Price $680	68
6	National Grid PLC ^
	Expiration September 2013, Exercise Price $680.00	1,889
42	New York Community Bancorp ^
	Expiration July 2013, Exercise Price $13.00	1,680
8	New York Community Bancorp ^
	Expiration July 2013, Exercise Price $14.00	760
19	Omega Healthcare Investors ^
	Expiration March 2013, Exercise Price $22.50	190
26	Omega Healthcare Investors ^
	Expiration September 2013, Exercise Price $25.00	1,560
16	Reynolds American, Inc. ^
	Expiration August 2013, Exercise Price $42.00	2,640
3	Scottish & Southern Energy ^
	Expiration March 2013, Exercise Price $1,300.00	-
30	Seadrill Ltd. ^
	Expiration July 2013, Exercise Price $37.00	6,750
12	Snam Rete Gas SpA ^
	Expiration June 2013, Exercise Price $3.40	1,534
40	Suez Environment Co. ^
	Expiration September 2013, Exercise Price $8.00	1,255
30	Telefonica Brasil SA ^ +
	Expiration August 2013, Exercise Price $25.00	7,650
40	Telefonica SA ^
	Expiration June 2013, Exercise Price $13.00	2,200
80	Telstra Corp. Ltd. ^
	Expiration September 2013, Exercise Price $4.00	369
90	Telstra Corp. Ltd. ^
	Expiration September 2013, Exercise Price $4.50	1,704
5	Terna Rete Electrica Nazionale SpA ^
	Expiration June 2013, Exercise Price $2.90	977
5	United Utilities Group PLC ^
	Expiration March 2013, Exercise Price $680	76
11	Veolia Environement SA ^
	Expiration March 2013, Exercise Price $9.20	187
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Contracts		Value

	PURCHASED PUT OPTIONS ** - 3.0% (Continued)
30	Veolia Environement SA ^
	Expiration June 2013, Exercise Price $8.00	$ 1,138
7	Visa, Inc. ^
	Expiration June 2013, Exercise Price $140.00	1,344
7	Visa, Inc. ^
	Expiration June 2013, Exercise Price $150.00	2,625
23	Vodafone Group PLC ^
	Expiration July 2013, Exercise Price $25.00	3,795
15	WABCO Holdings, Inc. ^
	Expiration September 2013, Exercise Price $26.00	645
	TOTAL PURCHASED PUT OPTIONS (Premiums paid - $222,170)	144,865
Shares
	SHORT-TERM INVESTMENTS - 7.9%
	MONEY MARKET FUND - 7.9%
386,516	HighMark 100% US Treasury Money Market Fund, 0.00% ***
	TOTAL SHORT-TERM INVESTMENTS (Cost - $386,516)	386,516

	TOTAL INVESTMENTS - 97.7% (Cost - $4,718,293) (a)	$ 4,777,103
	OTHER ASSETS LESS LIABILITIES - 2.3%	114,292
	NET ASSETS - 100.0%	$ 4,891,395

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $4,712,304 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 235,873
	Unrealized depreciation	(178,257)
	Net unrealized appreciation	$ 57,616

Contracts		Value
	CALL OPTIONS WRITTEN **
7	BCE, Inc. ^
	Expiration March 2013, Exercise Price $45.00	$ 245
4	Comcast Corp. ^
	Expiration March 2013, Exercise Price $41.00	100
6	Comcast Corp. ^
	Expiration March 2013, Exercise Price $42.00	42
25	General Electric Co. ^
	Expiration March 2013, Exercise Price $23.00	1,225
2	Mastercard, Inc. Cl. A ^
	Expiration March 2013, Exercise Price $540.00	234
7	Reynolds American, Inc. ^
	Expiration March 2013, Exercise Price $45.00	35
2	Visa, Inc. ^
	Expiration March 2013, Exercise Price $145.00	2,760
3	Visa, Inc. ^
	Expiration March 2013, Exercise Price $160.00	549
7	Visa, Inc. ^
	Expiration June 2013, Exercise Price $140.00	1,344
5	Vodafone Group PLC ^
	Expiration April 2013, Exercise Price $31.00	25
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $5,269) (a)	$ 6,559
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Contracts		Value

	PUT OPTIONS WRITTEN **
9	Comcast Corp. ^
	Expiration March 2013, Exercise Price $38.00	$ 144
15	Golar LNG Ltd. ^
	Expiration March 2013, Exercise Price $35.00	300
6	Lockheed Martin Corp. ^
	Expiration March 2013, Exercise Price $82.50	180
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $720) (a)	$ 624

* Subject to written option.
> Security is pledged as collateral for options written.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
^ Non-income producing.
+ The value of this security has been determined in good faith under the policies of the Board of Trustees.
*** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2013.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Investment Companies - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2013  for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,225,402	$ -	$ -	$ 3,225,402
Preferred Stock	980,670	-	-	980,670
Mutual Funds	39,650	-	-	39,650
Purchased Put Options	137,215	7,650	-	144,865
Short Term Investments	386,516	-	-	386,516
Total	$ 4,769,453	$ 7,650	$ -	$ 4,777,103

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 6,559	$ -	$ -	$ 6,559
Put Options Written	624	-	-	624
Total	$ 7,183	$ -	$ -	$ 7,183

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period. The Level 2 security at the end of the period was Telefonica Brasil SA purchased put option.

* Refer to the Portfolio of Investments for security classification.

Options Transactions – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above.  When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  As of February 28, 2013, the Fund had net unrealized depreciation of $1,194 from options written contracts.

The notional value of the options contracts disclosed in the Portfolio of Investments at February 28, 2013, is a reflection of the volume of derivative activity for the respective Portfolio.

The following table summarizes the Fund's written option activity:
Option Contracts	Number of Option Contracts	Premium
Outstanding at May 31, 2012	-	$ -
Options written	1,091	70,442
Options closed	(578)	(39,977)
Options exercised	(47)	(5,857)
Options expired	(368)	(18,619)
Outstanding at February 28, 2013	98	$ 5,989

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

Foreign Securities – The Fund may invest in foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

4/23/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    4/23/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

4/23/13